SHARE-BASED COMPENSATION PLAN - Phantom Stock Options Outstanding (Details) - PSO	Dec. 31, 2019 BRL (R$) EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	5,996,437	5,045,357	5,055,519	3,048,991
SAR 2015
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	3,635
Fair value on the grant date | R$	R$ 11.69
Deferral 2015 - 1
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 16.93
Deferral 2015 - 2
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	61,851
Fair value on the grant date | R$	R$ 16.93
SAR 2016
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	64,075
Fair value on the grant date | R$	R$ 15.96
PLUS 2016
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	16,708
Fair value on the grant date | R$	R$ 15.96
SAR 2016 - October
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	8,934
Fair value on the grant date | R$	R$ 11.03
SAR 2017
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	831,546
Fair value on the grant date | R$	R$ 13.30
PLUS 2017
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	225,553
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - 36
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	304,512
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - 48
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	304,512
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - 60
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	304,512
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - CAB
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	307,141
Fair value on the grant date | R$	R$ 13.30
ILP 2017 - 36 Oct.
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	84,436
Fair value on the grant date | R$	R$ 15.87
Deferral 2017 - 1
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	169,575
Fair value on the grant date | R$	R$ 19.88
Deferral 2017 - 2
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	169,575
Fair value on the grant date | R$	R$ 19.88
SAR 2018
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	726,537
Fair value on the grant date | R$	R$ 21.45
PLUS 2018
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	74,592
Fair value on the grant date | R$	R$ 21.45
ILP 2019 - 24
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	520,000
Fair value on the grant date | R$	R$ 41.10
ILP 2019 - 36
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	520,000
Fair value on the grant date | R$	R$ 41.10
Deferral 2018 - 1
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	92,356
Fair value on the grant date | R$	R$ 41.10
Deferral 2018 - 2
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	92,356
Fair value on the grant date | R$	R$ 41.10
ILP 2019 - 36 H
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	7,500
Fair value on the grant date | R$	R$ 42.19
ILP 2019 - 48 H
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	7,500
Fair value on the grant date | R$	R$ 42.19
ILP 2019 - 24 Apr
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	20,000
Fair value on the grant date | R$	R$ 42.81
ILP 2019 - 36 Ar
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	20,000
Fair value on the grant date | R$	R$ 42.81
SAR 2019
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	792,565
Fair value on the grant date | R$	R$ 42.81
PLUS 2019
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	15,572
Fair value on the grant date | R$	R$ 42.81
ILP - Retention 2019 - 12
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	105,964
Fair value on the grant date | R$	R$ 31.86
ILP - Retention 2019 - 24
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	105,930
Fair value on the grant date | R$	R$ 31.86
ILP 2019 - 24 Oct
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	7,800
Fair value on the grant date | R$	R$ 31.75
ILP 2019 - 36 Oct
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	19,500
Fair value on the grant date | R$	R$ 31.75
ILP 2019 - 48 Oct
SHARE-BASED COMPENSATION PLAN
No. of options granted | EquityInstruments	11,700
Fair value on the grant date | R$	R$ 31.75